Investment in Joint Venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	59,159	-
Company's share of the JV's net (loss) income for the year	(51,528)	59,159
Impairment of investment in joint venture	(7,631)	-
Balance, end of year	-	59,159

Disclosure of sensitivity analysis [Table Text Block]
Assumption	Per management's estimate	Sensitivity	Impact on recoverable amount (100% basis)
			Increase ($'millions)	Decrease ($'millions)
Market value of in-situ resources	$25/oz	+/- $5/oz	$14	$14

Disclosure of operating and financial results of the JV [Table Text Block]
		2021	2020
	Note	$	$
Revenues	(i)	382,380	418,130
Production costs	(ii)	(255,058)	(198,347)
Depreciation and depletion	(vi)	(50,177)	(50,934)
Royalties	(ii)	(19,119)	(20,907)
Income from mine operations		58,026	147,942

Impairment of MPP&E		(153,164)	-
Exploration and evaluation expenditures		(10,521)	(9,681)
General and administrative expenses		(9,576)	(7,434)
(Loss) income from operations		(115,235)	130,827

Finance expense	(xi)	(2,908)	(3,165)
Finance income		275	285
Foreign exchange gain		3,396	3,572
Net (loss) income after tax for the year		(114,472)	131,519

Company's share of net (loss) income of the JV for the year		(51,528)	59,159
		December 31, 2021	December 31, 2020
	Note	$	$
Assets
Current assets
Cash and cash equivalents		49,211	64,254
Receivables		14,285	10,820
Inventories	(iii)	75,696	81,675
Prepaid expenses and deposits		2,944	4,909
VAT receivable		6,296	8,911
		148,432	170,569
Non-current assets	(iii),(iv),(v),(vi)	145,888	280,769
Total assets		294,320	451,338

Liabilties
Current liabilities
Accounts payable and accrued liabilities		57,948	73,102
Revolving credit facility	(vii)	-	30,000
Lease liabilities	(viii)	10,025	5,608
Asset retirement provisions	(ix)	-	1,025
		67,973	109,735
Non-current liabilities
Lease liabilities	(viii)	467	113
Long-term incentive plan liability		98	596
Asset retirement provisions	(ix)	81,028	71,668
		81,593	72,377
Total liabilities		149,566	182,112

Equity	(x)	144,754	269,226
Total liabilities and equity		294,320	451,338

Disclosure of production costs of joint venture [Table Text Block]
	December 31, 2021 $	December 31, 2020 $
Raw materials and consumables	(54,422)	(54,588)
Salary and employee benefits	(37,449)	(35,204)
Contractors (net of deferred stripping costs)	(135,244)	(119,337)
Change in stockpile, gold-in-process and gold dore inventories	(7,825)	28,970
Insurance, government fees, permits and other	(20,125)	(17,161)
Share-based compensation	7	(1,027)
Total production costs	(255,058)	(198,347)

Disclosure of summary of inventories held by the AGM of joint venture
	December 31, 2021	December 31, 2020
	$	$
Gold dore on hand	3,244	8,197
Gold-in-process	1,563	1,814
Ore stockpiles	51,470	54,701
Materials and spare parts	24,562	22,152
Total inventories	80,839	86,864

Less non-current inventories:
Ore stockpiles	(5,143)	(5,189)
Total current inventories	75,696	81,675

Disclosure of right of use assets of joint venture [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	2,873	9,429
Recognition of mining contractor services agreements entered into during the year	18,809	5,604
Depreciation expense	(14,946)	(9,407)
Allocation of impairment	(3,533)	-
Derecognition associated with termination of contractor services agreement	-	(2,753)
Balance, end of year	3,203	2,873

Disclosure of lease liability of joint venture [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	5,721	23,205
Recognition of lease agreements entered into during the year	18,809	5,604
Lease payments made during the year	(14,434)	(17,160)
Interest expense	396	732
Derecognition associated with termination of contractor services agreement	-	(6,660)
Total lease liabilities, end of year	10,492	5,721

Less: current lease liabilities	(10,025)	(5,608)
Total non-current lease liabilities, end of year	467	113

Disclosure of movement in asset retirement obligation [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	72,693	56,148
Accretion expense	1,191	550
Change in estimate	7,307	16,149
Reclamation undertaken during the year	(163)	(154)
Total asset retirement provisions, end of year	81,028	72,693

Less: current portion of asset retirement provisions	-	(1,025)
Total non-current portion of asset retirement provisions	81,028	71,668

Disclosure of movement inpreferred share investments [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	274,880	349,880
Distributions to partners during the year	(10,000)	(75,000)
Balance, end of year	264,880	274,880

Disclosure of finance expenses incurred by the joint ventures [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Premiums paid for hedging instruments	(381)	(366)
Interest on lease liabilities (note viii)	(396)	(732)
Fees and expenses associated with RCF (note vii)	(761)	(1,198)
Accretion charges on asset retirement provisions (note ix)	(1,191)	(550)
Other	(179)	(319)
Total finance expense	(2,908)	(3,165)

Disclosure of cash flows of joint venture [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	91,736	183,065
Operating activities	86,602	152,322
Investing activities	(45,891)	(69,108)
Financing activities	(55,522)	(62,590)
Impact of foreign exchange on cash and cash equivalents	(232)	(128)
(Decrease) increase in cash and cash equivalents during the year	(15,043)	20,496
Cash and cash equivalents, beginning of year	64,254	43,758
Cash and cash equivalents, end of year	49,211	64,254